Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		₩ 589,194		₩ 634,823	[1]
Book value		435,107		358,559	[1]
Fair value		435,107		358,559	[1]
Listed equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		324,790		359,327
Book value		273,826		194,669		₩ 201,201
Fair value		₩ 273,826		₩ 194,669
Korea District Heating Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,264,068		2,264,068
Ownership		19.55%		19.55%
Acquisition Cost		₩ 173,201		₩ 173,201
Book value		87,733		91,356
Fair value		₩ 87,733		₩ 91,356
Ssangyong Motor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38,568		38,568
Ownership		0.03%		0.03%
Acquisition Cost		₩ 428		₩ 428
Book value		0		107
Fair value		₩ 0		₩ 107
SM Korea Line Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		180		180
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		0		1
Fair value		₩ 0		₩ 1
Namkwang Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		121		121
Ownership		0.00%		0.00%
Acquisition Cost		₩ 15		₩ 15
Book value		1		1
Fair value		₩ 1		₩ 1
Bumyang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35		35
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
Elcomtec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		32,875		32,875
Ownership		0.04%		0.04%
Acquisition Cost		₩ 217		₩ 217
Book value		42		49
Fair value		₩ 42		₩ 49
Pan Ocean Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,492		1,492
Ownership		0.00%		0.00%
Acquisition Cost		₩ 14		₩ 14
Book value		8		7
Fair value		₩ 8		₩ 7
Dongbu Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares				955
Ownership				0.02%
Acquisition Cost				₩ 12
Book value				13
Fair value				₩ 13
KSP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares				22,539
Ownership				0.08%
Acquisition Cost				₩ 53
Book value				34
Fair value				₩ 34
STX Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		7,419		7,419
Ownership		0.03%		0.12%
Acquisition Cost		₩ 107		₩ 107
Book value		35		29
Fair value		₩ 35		₩ 29
Codes Combine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		291		291
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
PT Adaro Energy Tbk.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		480,000,000		480,000,000
Ownership		1.50%		1.50%
Acquisition Cost		₩ 65,028		₩ 65,028
Book value		89,747		53,127
Fair value		₩ 89,747		₩ 53,127
Energy Fuels Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares				1,711,814
Ownership				1.31%
Acquisition Cost				₩ 16,819
Book value				7,888
Fair value				₩ 7,888
Bunji Corporation Limited
Financial assets at fair value through other comprehensive income [Line Items]
Shares				99,763
Ownership				0.07%
Acquisition Cost				₩ 18,445
Book value				0
Fair value				₩ 0
Denison Mines Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58,284,000		58,284,000
Ownership		9.76%		9.76%
Acquisition Cost		₩ 84,134		₩ 84,134
Book value		94,376		41,776
Fair value		₩ 94,376		₩ 41,776
Fission 3.0
Financial assets at fair value through other comprehensive income [Line Items]
Shares				75,000
Ownership				0.05%
Acquisition Cost				₩ 0
Book value				6
Fair value				₩ 6
Fission Uranium Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		100,000		800,000
Ownership		0.02%		0.16%
Acquisition Cost		₩ 41		₩ 785
Book value		73		266
Fair value		₩ 73		₩ 266
SangSangin Industry Co., Ltd.(formerly, DMC Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5,831		5,831
Ownership		0.01%		0.02%
Acquisition Cost		₩ 38		₩ 38
Book value		6		4
Fair value		₩ 6		₩ 4
Vitzosys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		399		399
Ownership		0.00%		0.00%	[1]
Acquisition Cost		₩ 2		₩ 2
Book value		2		2
Fair value		₩ 2		₩ 2
EMnI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		628		1,257
Ownership		0.00%		0.00%
Acquisition Cost		₩ 25		₩ 25
Book value		2		2
Fair value		₩ 2		2
Ihsung CNI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		142,860
Ownership		4.81%
Acquisition Cost		₩ 1,500
Book value		1,779
Fair value		₩ 1,779
Vissem electronics, Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		229
Ownership		0.00%
Acquisition Cost		₩ 11
Book value		2
Fair value		₩ 2
KC Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		139
Ownership		0.00%
Acquisition Cost		₩ 6
Book value		1
Fair value		₩ 1
Aone Alform Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,672
Ownership		0.08%
Acquisition Cost		₩ 19
Book value		18
Fair value		18
Unlisted equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[1]	263,904		275,496
Book value		160,790	[1]	163,890	[1]	₩ 177,969
Fair value	[1]	₩ 160,790		₩ 163,890
Intellectual Discovery, Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,000,000		1,000,000
Ownership	[1]	6.00%		6.00%
Acquisition Cost	[1]	₩ 5,000		₩ 5,000
Book value	[1]	954		954
Fair value	[1]	₩ 954		₩ 954
Hwan Young Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10,916		10,916
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 1,092		₩ 1,092
Book value	[1]	97		97
Fair value	[1]	₩ 97		₩ 97
Sambo Auto. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15,066		15,066
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Mobo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	504		504
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	589		589
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Sanbon Department Store
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	828		828
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 124		₩ 124
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Miju Steel Mfg. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,097		1,097
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 50		₩ 50
Book value	[1]	50		50
Fair value	[1]	₩ 50		₩ 50
Sungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	117		117
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 29		₩ 15
Book value	[1]	29		15
Fair value	[1]	₩ 29		₩ 15
KC Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			839
Ownership	[1]			0.02%
Acquisition Cost	[1]			₩ 6
Book value	[1]			6
Fair value	[1]			₩ 6
Imhwa Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	329		329
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Dalim Special Vehicle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	58		58
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
ASA Jeonju Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	34,846		34,846
Ownership	[1]	1.34%		1.34%
Acquisition Cost	[1]	₩ 697		₩ 697
Book value	[1]	69		69
Fair value	[1]	₩ 69		₩ 69
Moonkyung Silica Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.56%		0.56%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sungkwang Timber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
HJ Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	218		218
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
KS Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Joongang Platec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,591		3,591
Ownership	[1]	0.75%		0.75%
Acquisition Cost	[1]	₩ 72		₩ 72
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Pyungsan SI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	434		434
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Samgong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Joongang Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	540		540
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
AJS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12,906		12,906
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
MSE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	429		429
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Ilrim Nano Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,520		1,520
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Youngjin Hi-Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11,109		2,512
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 255		₩ 126
Book value	[1]	150		21
Fair value	[1]	₩ 150		₩ 21
Buyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	270		270
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Ilsuk Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	152		152
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Dongyang Telecom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,760
Ownership	[1]			0.01%
Acquisition Cost	[1]			₩ 11
Book value	[1]			1
Fair value	[1]			₩ 1
Jongwon Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			31
Ownership	[1]			0.18%
Acquisition Cost	[1]			₩ 13
Book value	[1]			13
Fair value	[1]			₩ 13
Zyle Daewoo Motor Sales Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Daewoo Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Seyang Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	537		537
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Seungri Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	93		93
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Shin-E P&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,569		1,569
Ownership	[1]	0.64%		0.64%
Acquisition Cost	[1]	₩ 111		₩ 111
Book value	[1]	2		3
Fair value	[1]	₩ 2		₩ 3
Ejung Ad Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	132		132
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Solvus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,056		1,056
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Myung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Shinil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			887
Ownership	[1]			0.06%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
Biwang Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	406		406
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Young Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.40%		0.40%
Acquisition Cost	[1]	₩ 26		₩ 26
Book value	[1]	26		26
Fair value	[1]	₩ 26		₩ 26
Yuil Industrial Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	804		804
Ownership	[1]	0.32%		0.32%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Woojin Industry Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Kwang Sung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	325		325
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Futech Mold Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	274		274
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Woojoo Environment Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	101		101
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Hyungji Esquire Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61		61
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Kolmar Pharma Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,426
Ownership	[1]			0.01%
Acquisition Cost	[1]			₩ 52
Book value	[1]			3
Fair value	[1]			₩ 3
Morado Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	209		209
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Myung Sung Tex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	20		20
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Kwang Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	610		610
Ownership	[1]	0.53%		0.53%
Acquisition Cost	[1]	₩ 31		₩ 31
Book value	[1]	31		31
Fair value	[1]	₩ 31		₩ 31
Seen Business and Technology co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29,424		29,424
Ownership	[1]	0.73%		0.73%
Acquisition Cost	[1]	₩ 148		₩ 148
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Woobang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Shin Pyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6		6
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
JMC Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,724		2,724
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Najin Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	37		37
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Sinkwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,091		1,091
Ownership	[1]	1.68%		1.68%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Elephant & Friends Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	563		563
Ownership	[1]	0.61%		0.61%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Mireco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	109		109
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
L&K Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,615		1,615
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
JO Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,263		1,263
Ownership	[1]	0.62%		0.62%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Kendae Printing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	422		422
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Dauning Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	231		231
Ownership	[1]	0.41%		0.41%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Korea Trecision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.45%		0.45%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Ace Track Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,130		3,130
Ownership	[1]	1.08%		1.08%
Acquisition Cost	[1]	₩ 219		₩ 219
Book value	[1]	59		59
Fair value	[1]	₩ 59		₩ 59
Dung Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	556		556
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Hurim Biocell Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,021		1,021
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Smart Power Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	133,333		133,333
Ownership	[1]	4.14%		4.14%
Acquisition Cost	[1]	₩ 200		₩ 200
Book value	[1]	200		200
Fair value	[1]	₩ 200		₩ 200
Sunjin Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,941		4,941
Ownership	[1]	0.92%		0.92%
Acquisition Cost	[1]	₩ 247		₩ 247
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
Beer Yeast Korea Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,388		1,388
Ownership	[1]	0.43%		0.43%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
B CON Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	96		96
Ownership	[1]	1.16%		1.16%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Ace Integration Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	105		105
Ownership	[1]	0.09%		0.09%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
AceInti Agricultural Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
KyungDong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	130		130
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
ChunWon Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	193		193
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 39		₩ 39
Book value	[1]	39		39
Fair value	[1]	₩ 39		₩ 39
SungLim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Korea Minerals Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	191		191
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 134		₩ 134
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
HyoDong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	128		128
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	1		25
Fair value	[1]	₩ 1		₩ 25
Haspe Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	652		652
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 20		₩ 20
Book value	[1]	20		20
Fair value	[1]	₩ 20		₩ 20
JoHyun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	350		350
Ownership	[1]	1.56%		1.56%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
KC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,107		5,107
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 26		₩ 26
Book value	[1]	26		26
Fair value	[1]	₩ 26		₩ 26
SeongJi Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	41		41
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Dong Yang Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			2,951
Ownership	[1]			1.97%
Acquisition Cost	[1]			₩ 161
Book value	[1]			147
Fair value	[1]			₩ 147
Seyang Precision Ind.Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	829		829
Ownership	[1]	0.23%		0.23%
Acquisition Cost	[1]	₩ 41		₩ 41
Book value	[1]	41		41
Fair value	[1]	₩ 41		₩ 41
Dooriwon Food System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
ShinShin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	339		339
Ownership	[1]	1.12%		1.12%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Sung Kwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23		23
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Shinheung Petrol. Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	699		699
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 35		₩ 35
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Force TEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,501		3,501
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Samsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	486		486
Ownership	[1]	1.28%		1.28%
Acquisition Cost	[1]	₩ 97		₩ 97
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Tae Hyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			28
Ownership	[1]			0.43%
Acquisition Cost	[1]			₩ 20
Book value	[1]			20
Fair value	[1]			₩ 20
Younil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	41		41
Ownership	[1]	0.21%		0.21%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Hankook Precision Ind Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			110
Ownership	[1]			0.06%
Acquisition Cost	[1]			₩ 3
Book value	[1]			3
Fair value	[1]			₩ 3
CJ Paradise Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
Han Young Technology Company Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	35		35
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
STX Offshore & Shipbuilding Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			8,622
Ownership	[1]			0.25%
Acquisition Cost	[1]			₩ 1,078
Book value	[1]			1,078
Fair value	[1]			₩ 1,078
K Shipbuilding Co., Ltd. (formerly, STX Offshore & Shipbuilding Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8,622
Ownership	[1]	0.25%
Acquisition Cost	[1]	₩ 1,078
Book value	[1]	1,078
Fair value	[1]	₩ 1,078
Ptotronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	843		843
Ownership	[1]	0.42%		0.42%
Acquisition Cost	[1]	₩ 84		₩ 84
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
NFT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	136		136
Ownership	[1]	0.40%		0.40%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Hyundaitech Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,363		1,363
Ownership	[1]	0.87%		0.87%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Dasan Material Co.Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29		29
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Fish World Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	47		47
Ownership	[1]	0.21%		0.21%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10		10
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	0		6
Fair value	[1]	₩ 0		₩ 6
Samdo Industry Electric Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Taejung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9,268		9,268
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Shinsei Trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	64		64
Ownership	[1]	0.72%		0.72%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Dynamic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	111		111
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Green Alchemy Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	38,202		38,202
Ownership	[1]	1.48%		1.48%
Acquisition Cost	[1]	₩ 191		₩ 191
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Youone TBM Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	615		615
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 31		₩ 31
Book value	[1]	31		31
Fair value	[1]	₩ 31		₩ 31
KM Leatech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,648		1,648
Ownership	[1]	0.98%		0.98%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Semist Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	555		555
Ownership	[1]	0.80%		0.80%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Sewon Bus Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Enertec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,937		7,937
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 44		₩ 44
Book value	[1]	44		44
Fair value	[1]	₩ 44		₩ 44
Sangji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	20		20
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Bellie Doughnuts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	169		169
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Airtech Information communication Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,379		2,379
Ownership	[1]	0.60%		0.60%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
Shin kwang Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			884
Ownership	[1]			0.35%
Acquisition Cost	[1]			₩ 55
Book value	[1]			55
Fair value	[1]			₩ 55
Kiscom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,493		1,493
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Wonil laser Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	157		157
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Pyung Hwa Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,388		3,388
Ownership	[1]	3.00%		3.00%
Acquisition Cost	[1]	₩ 85		₩ 85
Book value	[1]	85		85
Fair value	[1]	₩ 85		₩ 85
PT. Kedap Sayaaq
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			671
Ownership	[1]			10.00%
Acquisition Cost	[1]			₩ 18,540
Book value	[1]			0
Fair value	[1]			₩ 0
Set Holding
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1],[2]	1,100,220		1,100,220
Ownership	[1],[2]	2.50%		2.50%
Acquisition Cost	[1],[2]	₩ 229,255		₩ 229,255
Book value	[1],[2]	131,036		143,765
Fair value	[1],[2]	₩ 131,036		₩ 143,765
PT. Cirebon Energi Prasarana
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22,420		22,420
Ownership	[1]	10.00%		10.00%
Acquisition Cost	[1]	₩ 2,612		₩ 2,612
Book value	[1]	2,658		2,440
Fair value	[1]	₩ 2,658		₩ 2,440
Choheung packing Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61		61
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
Jaewoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	359		359
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
Wooyang HC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,375		1,375
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 159		₩ 159
Book value	[1]	13		159
Fair value	[1]	₩ 13		₩ 159
Sungsan Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			629
Ownership	[1]			0.80%
Acquisition Cost	[1]			₩ 63
Book value	[1]			63
Fair value	[1]			₩ 63
TheYeonriji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	116		116
Ownership	[1]	0.10%		0.10%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Flusys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9		9
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
DongSeo Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	347		347
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 16		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Daewoo Display Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	177		177
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Yeong-gwang Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			15
Ownership	[1]			0.12%
Acquisition Cost	[1]			₩ 2
Book value	[1]			2
Fair value	[1]			₩ 2
NTS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	143		143
Ownership	[1]	0.22%		0.22%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
AID Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,212		1,212
Ownership	[1]	0.57%		0.57%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Changwon Eco-friendly farming corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3		3
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Kumo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,697		6,697
Ownership	[1]	0.53%		0.53%
Acquisition Cost	[1]	₩ 100		₩ 100
Book value	[1]	32		100
Fair value	[1]	₩ 32		₩ 100
Kyung Pyo Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	186		186
Ownership	[1]	0.76%		0.76%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Daedong Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	617		617
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 46		₩ 46
Book value	[1]	46		46
Fair value	[1]	₩ 46		₩ 46
Doosung Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	53		53
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Samjoo Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	522		522
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Samkwang Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	204		204
Ownership	[1]	1.27%		1.27%
Acquisition Cost	[1]	₩ 51		₩ 51
Book value	[1]	51		51
Fair value	[1]	₩ 51		₩ 51
SG Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	213		213
Ownership	[1]	0.54%		0.54%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Shinseung Chemical Industy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5		5
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 60		₩ 60
Book value	[1]	60		60
Fair value	[1]	₩ 60		₩ 60
KJ Alloy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	368		368
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
SM Hi-tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.39%		0.39%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Keum Mun Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,320
Ownership	[1]			0.97%
Acquisition Cost	[1]			₩ 330
Book value	[1]			56
Fair value	[1]			₩ 56
Puruen Environment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	967		967
Ownership	[1]	1.34%		1.34%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Miretech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9,111		9,111
Ownership	[1]	0.27%		0.27%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
SIE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			12
Ownership	[1]			0.02%
Acquisition Cost	[1]			₩ 1
Book value	[1]			1
Fair value	[1]			₩ 1
Sejin Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17,980		17,980
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Eun Sung Enterprise Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,131		1,131
Ownership	[1]	0.72%		0.72%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Dongdo Basalt Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	182		182
Ownership	[1]	1.50%		1.50%
Acquisition Cost	[1]	₩ 73		₩ 73
Book value	[1]	73		73
Fair value	[1]	₩ 73		₩ 73
Shinyoung Textiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	523		523
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 52		₩ 52
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
Ilwoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	41		41
Ownership	[1]	0.28%		0.28%
Acquisition Cost	[1]	₩ 17		₩ 17
Book value	[1]	17		17
Fair value	[1]	₩ 17		₩ 17
Dong-un Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,159		1,159
Ownership	[1]	6.28%		6.28%
Acquisition Cost	[1]	₩ 81		₩ 81
Book value	[1]	81		81
Fair value	[1]	₩ 81		₩ 81
Wongwang Door Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	575		575
Ownership	[1]	1.00%		1.00%
Acquisition Cost	[1]	₩ 29		₩ 29
Book value	[1]	29		29
Fair value	[1]	₩ 29		₩ 29
Seobu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			19,460
Ownership	[1]			2.86%
Acquisition Cost	[1]			₩ 195
Book value	[1]			195
Fair value	[1]			₩ 195
Dongbu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			19,020
Ownership	[1]			4.99%
Acquisition Cost	[1]			₩ 190
Book value	[1]			190
Fair value	[1]			₩ 190
Mansu Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	344		344
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Eanskorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		39
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Youngdongseafood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	165		165
Ownership	[1]	0.33%		0.33%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Hyunwoo Winstar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1		1
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sehwa Diecasting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	299		299
Ownership	[1]	1.66%		1.66%
Acquisition Cost	[1]	₩ 44		₩ 44
Book value	[1]	44		44
Fair value	[1]	₩ 44		₩ 44
Sungchang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	159		159
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Yuchang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	90		90
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Jeongpum Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	322		322
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 16		₩ 16
Book value	[1]	16		16
Fair value	[1]	₩ 16		₩ 16
Korea Steel Power Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,761		2,761
Ownership	[1]	1.88%		1.88%
Acquisition Cost	[1]	₩ 55		₩ 55
Book value	[1]	55		55
Fair value	[1]	₩ 55		₩ 55
Amanex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10		10
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Dae-A Leisure Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23		23
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Caffe Bene Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,908		1,908
Ownership	[1]	0.03%		0.03%
Acquisition Cost	[1]	₩ 9		₩ 2
Book value	[1]	9		2
Fair value	[1]	₩ 9		₩ 2
Daechang HRSG Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			618
Ownership	[1]			0.12%
Acquisition Cost	[1]			₩ 62
Book value	[1]			62
Fair value	[1]			₩ 62
Shinjin International Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Daewoon Shell Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			666
Ownership	[1]			2.81%
Acquisition Cost	[1]			₩ 33
Book value	[1]			33
Fair value	[1]			₩ 33
Jinhung Packaging Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,329		4,329
Ownership	[1]	3.02%		3.02%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Donglim Eng Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	26		26
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
SIP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	274		274
Ownership	[1]	0.55%		0.55%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Clizen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	615		615
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 31		₩ 31
Book value	[1]	31		31
Fair value	[1]	₩ 31		₩ 31
Daedong Millennium Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	159		159
Ownership	[1]	0.42%		0.42%
Acquisition Cost	[1]	₩ 32		₩ 32
Book value	[1]	32		32
Fair value	[1]	₩ 32		₩ 32
Daeji Product Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Cheong Hae Myeong Ga Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,867
Ownership	[1]			0.11%
Acquisition Cost	[1]			₩ 5
Book value	[1]			5
Fair value	[1]			₩ 5
Jaein Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	498		498
Ownership	[1]	1.12%		1.12%
Acquisition Cost	[1]	₩ 65		₩ 65
Book value	[1]	65		65
Fair value	[1]	₩ 65		₩ 65
SSET Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	181		181
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Sewon PM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	963		963
Ownership	[1]	1.11%		1.11%
Acquisition Cost	[1]	₩ 48		₩ 48
Book value	[1]	48		48
Fair value	[1]	₩ 48		₩ 48
Dawon Yuhwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	506		506
Ownership	[1]	1.94%		1.94%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Ogokbaekkwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	101		101
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Shinwonn Toptech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	834		834
Ownership	[1]	0.51%		0.51%
Acquisition Cost	[1]	₩ 83		₩ 83
Book value	[1]	6		83
Fair value	[1]	₩ 6		₩ 83
KMLC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	281		281
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Seinfood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13		13
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
TaeSung Eco-Tech. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,368		1,368
Ownership	[1]	4.55%		4.55%
Acquisition Cost	[1]	₩ 34		₩ 34
Book value	[1]	34		34
Fair value	[1]	₩ 34		₩ 34
Kukex Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	639		639
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Youngshin Plus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	104		104
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Chang won Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
Samsung Silup Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	47		47
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Samwon Bio Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	390		390
Ownership	[1]	0.25%		0.25%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
IZU Korea Co Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Dongdo CNP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	234		234
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Dae Bang Industry Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	115		115
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
S.I.T. Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,213		2,213
Ownership	[1]	0.44%		0.44%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Taejin Hiech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	78		78
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Headone Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	69		69
Ownership	[1]	0.12%		0.12%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Enaindustry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			201
Ownership	[1]			0.28%
Acquisition Cost	[1]			₩ 141
Book value	[1]			141
Fair value	[1]			₩ 141
TCT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			3,277
Ownership	[1]			0.55%
Acquisition Cost	[1]			₩ 82
Book value	[1]			82
Fair value	[1]			₩ 82
E-Won Solutech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	158		158
Ownership	[1]	0.16%		0.16%
Acquisition Cost	[1]	₩ 40		₩ 40
Book value	[1]	40		40
Fair value	[1]	₩ 40		₩ 40
MJT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,013		1,013
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 51		₩ 51
Book value	[1]	51		51
Fair value	[1]	₩ 51		₩ 51
KPL Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	283		283
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Road Solar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	12		12
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Sung Ae Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			190
Ownership	[1]			0.80%
Acquisition Cost	[1]			₩ 10
Book value	[1]			10
Fair value	[1]			₩ 10
Han Mi Flexible Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	143		143
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 43		₩ 43
Book value	[1]	43		43
Fair value	[1]	₩ 43		₩ 43
Samhwa Casting Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	200		200
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 100		₩ 100
Book value	[1]	100		100
Fair value	[1]	₩ 100		₩ 100
Millennium PNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	227		227
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
GN Chem Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	40		40
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
GW Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	505		505
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 51		₩ 51
Book value	[1]	51		51
Fair value	[1]	₩ 51		₩ 51
TM Construction co. Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Dae Myung Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	114		114
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Nanomicart Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	176		176
Ownership	[1]	1.06%		1.06%
Acquisition Cost	[1]	₩ 35		₩ 35
Book value	[1]	35		35
Fair value	[1]	₩ 35		₩ 35
Young San Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	74		74
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Samchungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15		15
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Wooyang Frozen Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66		66
Ownership	[1]	0.82%		0.82%
Acquisition Cost	[1]	₩ 27		₩ 27
Book value	[1]	27		27
Fair value	[1]	₩ 27		₩ 27
Nanomic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	94		94
Ownership	[1]	0.63%		0.63%
Acquisition Cost	[1]	₩ 38		₩ 38
Book value	[1]	38		38
Fair value	[1]	₩ 38		₩ 38
Samsung Nonferrous Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	89		89
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Daewha Fuel Pump Ind., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83		83
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
HIC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			7,408
Ownership	[1]			0.71%
Acquisition Cost	[1]			₩ 111
Book value	[1]			111
Fair value	[1]			₩ 111
Addies Direct Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1		1
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
World CnM Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	131		131
Ownership	[1]	1.09%		1.09%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
Superone Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,585		1,585
Ownership	[1]	1.45%		1.45%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Deok-u Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,626
Ownership	[1]			1.92%
Acquisition Cost	[1]			₩ 195
Book value	[1]			195
Fair value	[1]			₩ 195
Buyoung Panji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	478		478
Ownership	[1]	0.44%		0.44%
Acquisition Cost	[1]	₩ 12		₩ 12
Book value	[1]	12		12
Fair value	[1]	₩ 12		₩ 12
International Paint Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	111		111
Ownership	[1]	0.48%		0.48%
Acquisition Cost	[1]	₩ 11		₩ 11
Book value	[1]	11		11
Fair value	[1]	₩ 11		₩ 11
EI Lighting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	358		358
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Hightech Mnp Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	123		123
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Dongjin Foundry Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			966
Ownership	[1]			4.10%
Acquisition Cost	[1]			₩ 193
Book value	[1]			193
Fair value	[1]			₩ 193
Yooseung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10		10
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sungkwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	48		48
Ownership	[1]	0.35%		0.35%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Taeyang Gasteel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8		8
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Ajin KSB Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	204		204
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 18		₩ 18
Book value	[1]	18		18
Fair value	[1]	₩ 18		₩ 18
Sewon Ceramic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	530		530
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 5		₩ 5
Book value	[1]	5		5
Fair value	[1]	₩ 5		₩ 5
Choyang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	465		465
Ownership	[1]	1.01%		1.01%
Acquisition Cost	[1]	₩ 23		₩ 23
Book value	[1]	23		23
Fair value	[1]	₩ 23		₩ 23
TK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	307		307
Ownership	[1]	0.70%		0.70%
Acquisition Cost	[1]	₩ 15		₩ 15
Book value	[1]	15		15
Fair value	[1]	₩ 15		₩ 15
Sungdo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			130
Ownership	[1]			1.10%
Acquisition Cost	[1]			₩ 52
Book value	[1]			52
Fair value	[1]			₩ 52
KSM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			25
Ownership	[1]			0.11%
Acquisition Cost	[1]			₩ 1
Book value	[1]			1
Fair value	[1]			₩ 1
Arari Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	14		14
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Potech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		39
Ownership	[1]	0.13%		0.13%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
C&S Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,304		1,304
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 13		₩ 13
Book value	[1]	13		13
Fair value	[1]	₩ 13		₩ 13
Sungshin Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			345
Ownership	[1]			0.40%
Acquisition Cost	[1]			₩ 14
Book value	[1]			14
Fair value	[1]			₩ 14
Global The One of Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	62		62
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
Steellife Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	85		85
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	4		4
Fair value	[1]	₩ 4		₩ 4
D&C Castech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	330		330
Ownership	[1]	1.89%		1.89%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Geumhan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	498		498
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Mokgan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5		5
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Wenex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	373		373
Ownership	[1]	0.53%		0.53%
Acquisition Cost	[1]	₩ 19		₩ 19
Book value	[1]	19		19
Fair value	[1]	₩ 19		₩ 19
Sulim Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	30		30
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Shinkwang Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24		24
Ownership	[1]	0.36%		0.36%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Ek Cookware Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	60		60
Ownership	[1]	0.04%		0.04%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
KTTW Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28		28
Ownership	[1]	0.05%		0.05%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Avajar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,061		1,061
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Koomin Precisions Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			124
Ownership	[1]			0.26%
Acquisition Cost	[1]			₩ 12
Book value	[1]			12
Fair value	[1]			₩ 12
Woosung I.B. Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,071		7,071
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
CAP Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 3		₩ 3
Book value	[1]	3		3
Fair value	[1]	₩ 3		₩ 3
MSM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25		25
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 0		₩ 0
Book value	[1]	0		0
Fair value	[1]	₩ 0		₩ 0
Ddpopstyle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	22		22
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 0		₩ 1
Book value	[1]	0		1
Fair value	[1]	₩ 0		₩ 1
Finemetal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	49		49
Ownership	[1]	0.08%		0.08%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Sungkyeong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	52		52
Ownership	[1]	0.24%		0.24%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
RMK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	63		63
Ownership	[1]	0.90%		0.90%
Acquisition Cost	[1]	₩ 22		₩ 22
Book value	[1]	22		22
Fair value	[1]	₩ 22		₩ 22
Tpp Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36,645		36,645
Ownership	[1]	11.72%		11.72%
Acquisition Cost	[1]	₩ 1,832		₩ 1,832
Book value	[1]	1,832		1,832
Fair value	[1]	₩ 1,832		₩ 1,832
Kuklim Plastic New Technology Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			393
Ownership	[1]			0.29%
Acquisition Cost	[1]			₩ 8
Book value	[1]			8
Fair value	[1]			₩ 8
Dukeong Metal Heat Treatment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	843		843
Ownership	[1]	3.61%		3.61%
Acquisition Cost	[1]	₩ 84		₩ 84
Book value	[1]	84		84
Fair value	[1]	₩ 84		₩ 84
Newko Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	331		331
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 10		₩ 10
Book value	[1]	10		10
Fair value	[1]	₩ 10		₩ 10
KMC&R Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16		16
Ownership	[1]	0.11%		0.11%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Dongsung Mulsan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137		137
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 14		₩ 14
Book value	[1]	14		14
Fair value	[1]	₩ 14		₩ 14
Pizzakorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.18%		0.18%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Geumdani Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,377		2,377
Ownership	[1]	1.82%		1.82%
Acquisition Cost	[1]	₩ 36		₩ 36
Book value	[1]	36		36
Fair value	[1]	₩ 36		₩ 36
Mezzanine I-pack Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	38		38
Ownership	[1]	0.02%		0.02%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Newclean Livestock Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			86
Ownership	[1]			0.17%
Acquisition Cost	[1]			₩ 4
Book value	[1]			4
Fair value	[1]			₩ 4
Ltop Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36		36
Ownership	[1]	0.06%		0.06%
Acquisition Cost	[1]	₩ 7		₩ 7
Book value	[1]	7		7
Fair value	[1]	₩ 7		₩ 7
Simile Aluminium Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	428		428
Ownership	[1]	0.31%		0.31%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
GT Tooling Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	604		604
Ownership	[1]	0.17%		0.17%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	6		6
Fair value	[1]	₩ 6		₩ 6
Panax Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			58
Ownership	[1]			0.14%
Acquisition Cost	[1]			₩ 9
Book value	[1]			9
Fair value	[1]			₩ 9
Team Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4,782		4,782
Ownership	[1]	0.37%		0.37%
Acquisition Cost	[1]	₩ 24		₩ 24
Book value	[1]	24		24
Fair value	[1]	₩ 24		₩ 24
Donghwa TCA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,012		1,012
Ownership	[1]	0.30%		0.30%
Acquisition Cost	[1]	₩ 25		₩ 25
Book value	[1]	25		25
Fair value	[1]	₩ 25		₩ 25
Hankook Piaget Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4		4
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 1		₩ 1
Book value	[1]	1		1
Fair value	[1]	₩ 1		₩ 1
Coco Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	648		648
Ownership	[1]	1.24%		1.24%
Acquisition Cost	[1]	₩ 33		₩ 33
Book value	[1]	33		33
Fair value	[1]	₩ 33		₩ 33
Woori Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	102		102
Ownership	[1]	1.05%		1.05%
Acquisition Cost	[1]	₩ 21		₩ 21
Book value	[1]	21		21
Fair value	[1]	₩ 21		₩ 21
Para Belleza Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,211
Ownership	[1]			1.74%
Acquisition Cost	[1]			₩ 74
Book value	[1]			74
Fair value	[1]			₩ 74
Dongsung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]			1,983
Ownership	[1]			1.63%
Acquisition Cost	[1]			₩ 198
Book value	[1]			198
Fair value	[1]			₩ 198
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83		83
Ownership	[1]	0.07%		0.07%
Acquisition Cost	[1]	₩ 4		₩ 4
Book value	[1]	1		4
Fair value	[1]	₩ 1		₩ 4
SH Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39		31
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 8		₩ 6
Book value	[1]	8		6
Fair value	[1]	₩ 8		₩ 6
Namsunnam Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,275		1,275
Ownership	[1]	0.19%		0.19%
Acquisition Cost	[1]	₩ 6		₩ 6
Book value	[1]	1		6
Fair value	[1]	₩ 1		₩ 6
Daeyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	75		75
Ownership	[1]	0.01%		0.01%
Acquisition Cost	[1]	₩ 8		₩ 8
Book value	[1]	8		8
Fair value	[1]	₩ 8		₩ 8
Chandown Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	46		46
Ownership	[1]	0.14%		0.14%
Acquisition Cost	[1]	₩ 9		₩ 9
Book value	[1]	9		9
Fair value	[1]	₩ 9		₩ 9
Getron Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	7,259		7,259
Ownership	[1]	0.20%		0.20%
Acquisition Cost	[1]	₩ 37		₩ 37
Book value	[1]	4		37
Fair value	[1]	₩ 4		₩ 37
Jungmun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	19		19
Ownership	[1]	0.26%		0.26%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
Andong Trading Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	42		42
Ownership	[1]	0.00%		0.00%
Acquisition Cost	[1]	₩ 2		₩ 2
Book value	[1]	2		2
Fair value	[1]	₩ 2		₩ 2
JM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	403		403
Ownership	[1]	0.67%		0.67%
Acquisition Cost	[1]	₩ 82		₩ 82
Book value	[1]	10		82
Fair value	[1]	₩ 10		₩ 82
SGC Energy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	580,000		580,000
Ownership	[1]	5.00%		5.00%
Acquisition Cost	[1]	₩ 2,900		₩ 2,900
Book value	[1]	2,900		2,900
Fair value	[1]	₩ 2,900		₩ 2,900
H Robotics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	903,601		9,192
Ownership	[1]	8.05%		4.55%
Acquisition Cost	[1]	₩ 4,000		₩ 1,000
Book value	[1]	5,639		1,000
Fair value	[1]	₩ 5,639		₩ 1,000
Good Tcells Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11,364		11,364
Ownership	[1]	0.34%		0.34%
Acquisition Cost	[1]	₩ 500		₩ 500
Book value	[1]	457		500
Fair value	[1]	₩ 457		₩ 500
Le Soleil KHNP LLC
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137,600
Ownership	[1]	19.00%
Acquisition Cost	[1]	₩ 1,376
Book value	[1]	1,376
Fair value	[1]	₩ 1,376
Ihsung CNI Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	127,660		13,526
Ownership	[1]	4.30%		18.22%
Acquisition Cost	[1]	₩ 1,500		₩ 3,000
Book value	[1]	2,618		3,000
Fair value	[1]	₩ 2,618		₩ 3,000
IPS Bio Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,975
Ownership	[1]	3.13%
Acquisition Cost	[1]	₩ 1,000
Book value	[1]	1,000
Fair value	[1]	₩ 1,000
Nine B Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,000
Ownership	[1]	4.96%
Acquisition Cost	[1]	₩ 1,000
Book value	[1]	1,000
Fair value	[1]	₩ 1,000
Choiganggujo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	61
Ownership	[1]	0.45%
Acquisition Cost	[1]	₩ 6
Book value	[1]	1
Fair value	[1]	₩ 1
DS Cotec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	973
Ownership	[1]	0.71%
Acquisition Cost	[1]	₩ 15
Book value	[1]	5
Fair value	[1]	₩ 5
Youngheung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	101
Ownership	[1]	0.05%
Acquisition Cost	[1]	₩ 5
Book value	[1]	1
Fair value	[1]	₩ 1
Hosungsteel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	323
Ownership	[1]	0.26%
Acquisition Cost	[1]	₩ 14
Book value	[1]	3
Fair value	[1]	₩ 3
Uktae IND. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	140
Ownership	[1]	0.12%
Acquisition Cost	[1]	₩ 7
Book value	[1]	1
Fair value	[1]	₩ 1
Gangdong RS Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	69
Ownership	[1]	1.25%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
JFC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16
Ownership	[1]	0.01%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Seokjin ET Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	81
Ownership	[1]	0.06%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Hyundai Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28
Ownership	[1]	0.69%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Daeil Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	301
Ownership	[1]	0.42%
Acquisition Cost	[1]	₩ 15
Book value	[1]	2
Fair value	[1]	₩ 2
Seohan Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	83
Ownership	[1]	0.19%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Daehyeon Recycle Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	59
Ownership	[1]	0.61%
Acquisition Cost	[1]	₩ 12
Book value	[1]	12
Fair value	[1]	₩ 12
Metal Link Inc. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	709
Ownership	[1]	0.17%
Acquisition Cost	[1]	₩ 35
Book value	[1]	4
Fair value	[1]	₩ 4
Pipetec Korea Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	50
Ownership	[1]	0.07%
Acquisition Cost	[1]	₩ 10
Book value	[1]	1
Fair value	[1]	₩ 1
SungJin Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	803
Ownership	[1]	1.20%
Acquisition Cost	[1]	₩ 24
Book value	[1]	8
Fair value	[1]	₩ 8
Yujin E&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29
Ownership	[1]	0.18%
Acquisition Cost	[1]	₩ 6
Book value	[1]	0
Fair value	[1]	₩ 0
Daishin Logistics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13
Ownership	[1]	0.09%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
JinSung Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	18
Ownership	[1]	0.30%
Acquisition Cost	[1]	₩ 18
Book value	[1]	18
Fair value	[1]	₩ 18
Yongho Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	157
Ownership	[1]	0.22%
Acquisition Cost	[1]	₩ 32
Book value	[1]	1
Fair value	[1]	₩ 1
Wow tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	369
Ownership	[1]	0.75%
Acquisition Cost	[1]	₩ 11
Book value	[1]	11
Fair value	[1]	₩ 11
World Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16
Ownership	[1]	0.28%
Acquisition Cost	[1]	₩ 24
Book value	[1]	24
Fair value	[1]	₩ 24
PBM Auto Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,001
Ownership	[1]	1.06%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
K2 Motors Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	54
Ownership	[1]	0.28%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
CL Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	801
Ownership	[1]	2.25%
Acquisition Cost	[1]	₩ 40
Book value	[1]	40
Fair value	[1]	₩ 40
Mirae Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39
Ownership	[1]	0.04%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Gentak Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	301
Ownership	[1]	0.31%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Sungjin Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	118
Ownership	[1]	0.36%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
LMAT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	198
Ownership	[1]	0.04%
Acquisition Cost	[1]	₩ 20
Book value	[1]	20
Fair value	[1]	₩ 20
Poong Lim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	25
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 38
Book value	[1]	38
Fair value	[1]	₩ 38
Dae Sung GeoTech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	631
Ownership	[1]	1.28%
Acquisition Cost	[1]	₩ 32
Book value	[1]	32
Fair value	[1]	₩ 32
Saeheemang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	756
Ownership	[1]	0.60%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Hakbong Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,460
Ownership	[1]	1.18%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Vornech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	431
Ownership	[1]	0.37%
Acquisition Cost	[1]	₩ 11
Book value	[1]	2
Fair value	[1]	₩ 2
Woojin Formtech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	76
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 8
Book value	[1]	1
Fair value	[1]	₩ 1
Korea Engineer Manufacturing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	114
Ownership	[1]	0.26%
Acquisition Cost	[1]	₩ 6
Book value	[1]	1
Fair value	[1]	₩ 1
Sinwa J&K Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	476
Ownership	[1]	0.28%
Acquisition Cost	[1]	₩ 5
Book value	[1]	5
Fair value	[1]	₩ 5
Owon E&G Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	132
Ownership	[1]	0.20%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Guseong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	141
Ownership	[1]	0.20%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Irefarm Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	45
Ownership	[1]	0.30%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Nam-hae E&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	117
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Haenarae Agricultural Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	15
Ownership	[1]	0.03%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Ja Yeon Science Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	10
Ownership	[1]	0.05%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
DECO&E Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1,261
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Design Beyond Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17
Ownership	[1]	0.19%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
LBK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	8
Ownership	[1]	0.05%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Duckwon industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	32
Ownership	[1]	0.43%
Acquisition Cost	[1]	₩ 13
Book value	[1]	13
Fair value	[1]	₩ 13
ASPT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	64
Ownership	[1]	0.82%
Acquisition Cost	[1]	₩ 19
Book value	[1]	19
Fair value	[1]	₩ 19
SIMA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29
Ownership	[1]	0.05%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Jingkang Resources Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	90
Ownership	[1]	1.57%
Acquisition Cost	[1]	₩ 13
Book value	[1]	13
Fair value	[1]	₩ 13
Eslin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	39
Ownership	[1]	0.14%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Shinwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	275
Ownership	[1]	0.42%
Acquisition Cost	[1]	₩ 19
Book value	[1]	19
Fair value	[1]	₩ 19
CIC Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	96
Ownership	[1]	0.54%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Orano Expansion
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	5,742,405
Ownership	[1]	4.72%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
Fourever Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	44
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Segyo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	156
Ownership	[1]	0.24%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Myungil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	80
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Daeshin ECM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	182
Ownership	[1]	0.30%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Greencarbon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	79
Ownership	[1]	0.06%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Sunkoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	4
Ownership	[1]	0.10%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Jians Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
DH trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	891
Ownership	[1]	0.04%
Acquisition Cost	[1]	₩ 178
Book value	[1]	178
Fair value	[1]	₩ 178
Diotech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,186
Ownership	[1]	2.84%
Acquisition Cost	[1]	₩ 219
Book value	[1]	219
Fair value	[1]	₩ 219
Sangsin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	29
Ownership	[1]	0.09%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Steel focus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	154
Ownership	[1]	0.20%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Kamada Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	437
Ownership	[1]	0.33%
Acquisition Cost	[1]	₩ 22
Book value	[1]	22
Fair value	[1]	₩ 22
Fosys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	19
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
GB precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	137
Ownership	[1]	0.57%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Ewon Art Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	185
Ownership	[1]	0.61%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
DI Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
Hans AD Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	33
Ownership	[1]	0.35%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Chaegim Environment Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	158
Ownership	[1]	0.01%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Daesung Stain Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	32
Ownership	[1]	0.32%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
YSM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	281
Ownership	[1]	2.07%
Acquisition Cost	[1]	₩ 14
Book value	[1]	14
Fair value	[1]	₩ 14
Dong In Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	65
Ownership	[1]	0.13%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
U&I Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	50
Ownership	[1]	0.22%
Acquisition Cost	[1]	₩ 5
Book value	[1]	5
Fair value	[1]	₩ 5
World One Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	401
Ownership	[1]	0.58%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Yewon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	24
Ownership	[1]	0.02%
Acquisition Cost	[1]	₩ 1
Book value	[1]	0
Fair value	[1]	₩ 0
Seeun P&P Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	163
Ownership	[1]	0.48%
Acquisition Cost	[1]	₩ 33
Book value	[1]	33
Fair value	[1]	₩ 33
TSNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	119
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 24
Book value	[1]	24
Fair value	[1]	₩ 24
Shinsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	314
Ownership	[1]	0.01%
Acquisition Cost	[1]	₩ 16
Book value	[1]	16
Fair value	[1]	₩ 16
JSL Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	51
Ownership	[1]	0.49%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Loft Garden Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	1
Ownership	[1]	0.04%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
Handon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	74
Ownership	[1]	0.25%
Acquisition Cost	[1]	₩ 11
Book value	[1]	11
Fair value	[1]	₩ 11
GH Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	82
Ownership	[1]	0.22%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Daeo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	13
Ownership	[1]	0.23%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
Bokwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	76
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Samkum Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	201
Ownership	[1]	0.48%
Acquisition Cost	[1]	₩ 40
Book value	[1]	40
Fair value	[1]	₩ 40
Dyntex Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	75
Ownership	[1]	0.28%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
IGSP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	17,662
Ownership	[1]	0.21%
Acquisition Cost	[1]	₩ 18
Book value	[1]	18
Fair value	[1]	₩ 18
Mirae Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	66
Ownership	[1]	0.15%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Mideumeul-juneun-namu Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	119
Ownership	[1]	0.53%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Leagis Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	829
Ownership	[1]	1.38%
Acquisition Cost	[1]	₩ 66
Book value	[1]	66
Fair value	[1]	₩ 66
Seil Textile Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16
Ownership	[1]	0.15%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Ilshin Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 7
Book value	[1]	7
Fair value	[1]	₩ 7
Magtec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	28
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 6
Book value	[1]	6
Fair value	[1]	₩ 6
Sukwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2,885
Ownership	[1]	0.59%
Acquisition Cost	[1]	₩ 29
Book value	[1]	29
Fair value	[1]	₩ 29
Hae-sung Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	159
Ownership	[1]	0.17%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
White&Clean Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	330
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Michang Cable Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	861
Ownership	[1]	0.13%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
G.M Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	57
Ownership	[1]	0.16%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Wecan Global Inc. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	165
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 8
Book value	[1]	8
Fair value	[1]	₩ 8
Daeju Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	11
Ownership	[1]	0.20%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
Hyundai Glass Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	860
Ownership	[1]	0.83%
Acquisition Cost	[1]	₩ 43
Book value	[1]	43
Fair value	[1]	₩ 43
MEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	16,468
Ownership	[1]	1.17%
Acquisition Cost	[1]	₩ 41
Book value	[1]	41
Fair value	[1]	₩ 41
Daeyeoneco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	151
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Hyesung Cable&Communication Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	762
Ownership	[1]	0.39%
Acquisition Cost	[1]	₩ 38
Book value	[1]	38
Fair value	[1]	₩ 38
Sangjin Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	428
Ownership	[1]	0.35%
Acquisition Cost	[1]	₩ 21
Book value	[1]	21
Fair value	[1]	₩ 21
Topis Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	246
Ownership	[1]	0.71%
Acquisition Cost	[1]	₩ 14
Book value	[1]	14
Fair value	[1]	₩ 14
G & L Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	2
Ownership	[1]	0.06%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	₩ 0
Cheonhae Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	72
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Iksanguwon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	563
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 11
Book value	[1]	11
Fair value	[1]	₩ 11
Korea Remicon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	36
Ownership	[1]	0.03%
Acquisition Cost	[1]	₩ 5
Book value	[1]	5
Fair value	[1]	₩ 5
New Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	23
Ownership	[1]	0.15%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
Segeon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	124
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 4
Book value	[1]	4
Fair value	[1]	₩ 4
MS Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	9
Ownership	[1]	0.15%
Acquisition Cost	[1]	₩ 1
Book value	[1]	1
Fair value	[1]	₩ 1
J.I Steel Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	21
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 2
Book value	[1]	2
Fair value	[1]	₩ 2
HNT Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	172
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Taejin Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	27
Ownership	[1]	0.08%
Acquisition Cost	[1]	₩ 3
Book value	[1]	3
Fair value	[1]	₩ 3
Macroad Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	953
Ownership	[1]	0.17%
Acquisition Cost	[1]	₩ 10
Book value	[1]	10
Fair value	[1]	₩ 10
Jinsung Electronics Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	69
Ownership	[1]	1.41%
Acquisition Cost	[1]	₩ 14
Book value	[1]	14
Fair value	[1]	₩ 14
Woongjin Energy Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	94
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 9
Book value	[1]	9
Fair value	[1]	₩ 9
Electric Contractors Financial Cooperative Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 38
Book value	[1]	38
Fair value	[1]	₩ 38
Information Communication Financial Cooperative Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	0
Ownership	[1]	0.00%
Acquisition Cost	[1]	₩ 15
Book value	[1]	15
Fair value	[1]	₩ 15
Common Computer Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	3,856
Ownership	[1]	1.87%
Acquisition Cost	[1]	₩ 1,000
Book value	[1]	1,000
Fair value	[1]	₩ 1,000
Fine Powerex Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	72,633
Ownership	[1]	4.92%
Acquisition Cost	[1]	₩ 1,500
Book value	[1]	1,500
Fair value	[1]	1,500
Aron Flying Ship Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[1]	500
Book value	[1]	491
Fair value	[1]	₩ 491

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[2]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2020.